Document And Entity Information	8 Months Ended
Aug. 29, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Period End Date	Aug 29, 2013
Document Fiscal Year Focus	2013
Entity Registrant Name	SUPERTEL HOSPITALITY INC
Entity Central Index Key	0000929545
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Investments in hotel properties	$ 216,056	$ 213,527
Less accumulated depreciation	72,893	70,027
Net investments	143,163	143,500
Cash and cash equivalents	439	891
Accounts receivable, net of allowance for doubtful accounts of $122 and $201	2,374	2,070
Prepaid expenses and other assets	7,519	5,151
Deferred financing costs, net	2,265	2,644
Investment in hotel properties, held for sale, net	34,816	47,591
Total assets	190,576	201,847
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	11,975	8,778
Derivative liabilities, at fair value	14,115	15,935
Debt related to hotel properties held for sale	26,133	39,461
Long-term debt	97,378	93,360
Total liabilities	149,601	157,534
Redeemable preferred stock 10% Series B, 800,000 shares authorized; $.01 par value, 332,500 shares outstanding, liquidation preference of $8,312	7,662	7,662
EQUITY
Common stock, $.01 par value, 200,000,000 shares authorized; 23,143,655 and 23,145,927 shares outstanding.	29	29
Common stock warrants	0	252
Additional paid-in capital	135,269	134,994
Distributions in excess of retained earnings	(102,135)	(98,777)
Total shareholders' equity	33,201	36,536
Noncontrolling interest
Noncontrolling interest in consolidated partnership, redemption value $101 and $99	112	115
Total equity	33,313	36,651
COMMITMENTS AND CONTINGENCIES
Total liabilities and equity	190,576	201,847
Preferred Stock Series A [Member]
EQUITY
Preferred stock value	8	8
Series C Convertible Preferred Stock [Member]
EQUITY
Preferred stock value	$ 30	$ 30

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 122	$ 201
Preferred stock, shares authorized	40,000,000	40,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares outstanding	23,143,655	23,145,927
Noncontrolling interest in consolidated partnership, redemption value	101	99
Redeemable Preferred Stock Series B [Member]
Preferred stock, annual dividend rate	10.00%	10.00%
Redeemable preferred stock, shares authorized	800,000	800,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares outstanding	332,500	332,500
Preferred stock, liquidation preference	8,312	8,312
Preferred Stock Series A [Member]
Preferred stock, annual dividend rate	8.00%	8.00%
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,500,000	2,500,000
Preferred stock, shares outstanding	803,270	803,270
Preferred stock, liquidation preference	8,033	8,033
Series C Convertible Preferred Stock [Member]
Preferred stock, annual dividend rate	6.25%	6.25%
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares outstanding	3,000,000	3,000,000
Preferred stock, liquidation preference	$ 30,000	$ 30,000

Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
REVENUES
Room rentals and other hotel services	$ 16,715	$ 17,296	$ 29,488	$ 30,015
EXPENSES
Hotel and property operations	12,384	12,011	23,548	22,371
Depreciation and amortization	1,730	1,750	3,523	3,415
General and administrative	980	921	2,039	2,014
Acquisition and termination expense	28	162	49	162
Total expenses	15,122	14,844	29,159	27,962
EARNINGS BEFORE NET LOSS ON DISPOSITIONS OF ASSETS, OTHER INCOME, INTEREST EXPENSE AND INCOME TAXES	1,593	2,452	329	2,053
Net loss on dispositions of assets	(8)	(2)	(37)	(5)
Other income (loss)	2,131	872	1,834	(341)
Interest expense	(1,509)	(1,443)	(3,018)	(2,959)
Loss on debt extinguishment	(117)	(38)	(208)	(50)
Impairment	0	(2,735)	0	(2,470)
EARNINGS (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	2,090	(894)	(1,100)	(3,772)
Income tax expense	0	398	0	34
EARNINGS (LOSS) FROM CONTINUING OPERATIONS	2,090	(1,292)	(1,100)	(3,806)
Gain (loss) from discontinued operations, net of tax	288	3,732	(587)	2,275
NET EARNINGS (LOSS)	2,378	2,440	(1,687)	(1,531)
Earnings (loss) attributable to noncontrolling interest	(4)	(8)	3	(2)
NET EARNINGS (LOSS) ATTRIBUTABLE TO CONTROLLING INTERESTS	2,374	2,432	(1,684)	(1,533)
Preferred stock dividends	(837)	(837)	(1,674)	(1,494)
NET EARNINGS (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 1,537	$ 1,595	$ (3,358)	$ (3,027)
NET EARNINGS (LOSS) PER COMMON SHARE-BASIC AND DILUTED
EPS from continuing operations - Basic	$ 0.43	$ (0.74)	$ (0.96)	$ (1.84)
EPS from discontinued operations - Basic	$ 0.1	$ 1.29	$ (0.2)	$ 0.79
EPS Basic	$ 0.53	$ 0.55	$ (1.16)	$ (1.05)
EPS Diluted	$ (0.02)	$ 0.55	$ (1.16)	$ (1.05)

Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,687)	$ (1,531)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	3,802	4,396
Amortization of deferred financing costs	584	281
Gain on dispositions of assets	(1,297)	(5,263)
Stock-based compensation expense	31	13
Provision for impairment loss	1,461	5,517
Unrealized loss (gain) on derivative instruments	(1,820)	346
Amortization of warrant issuance cost	29	24
Deferred income taxes	0	(308)
Changes in operating assets and liabilities:
Increase in assets	(2,773)	(1,715)
Increase in liabilities	2,539	1,878
Net cash provided by operating activities	869	3,638
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to hotel properties	(3,667)	(3,191)
Acquisition and development of hotel properties	0	(11,500)
Proceeds from sale of hotel assets	12,813	11,947
Net cash provided (used) by investing activities	9,146	(2,744)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred financing costs	(205)	(140)
Principal payments on long-term debt	(19,028)	(15,203)
Proceeds from long-term debt	2,371	1,250
Payments on revolving debt	(21,441)	(22,094)
Proceeds from revolving debt	28,788	8,651
Distributions to noncontrolling interest	0	(6)
Preferred stock and warrants	0	28,561
Purchased Treasury Stock	(8)	0
Dividends paid to preferred shareholders	(944)	(1,025)
Net cash used in financing activities	(10,467)	(6)
Increase (decrease) in cash and cash equivalents	(452)	888
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	891	279
CASH AND CASH EQUIVALENTS, END OF PERIOD	439	1,167
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid, net of amounts capitalized	4,756	5,109
SCHEDULE OF NONCASH FINANCING ACTIVITIES
Dividends declared preferred	$ 1,674	$ 1,494

General	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

General

Adjustments to Previously Filed Financial Statements

On August 14, 2013, the Company effected a one-for-eight reverse split of the Company’s common stock. Amounts for the Company’s outstanding common stock, common stock options and other equity awards and to the Company’s equity compensation plans, and the voting rights and conversion price of the Company’s 6.25% Series C Cumulative Convertible Preferred Stock and the exercise price and number of outstanding Company warrants exercisable for the purchase of common stock and the outstanding limited partnership units of the Company’s operating partnership have been retroactively adjusted herein to reflect the one-for-eight reverse split. The reverse split had no effect on the Company’s reported net income or loss, net income or loss applicable to common shareholders, or funds from operations.

Supertel Hospitality, Inc. (SHI) was incorporated in Virginia on August 23, 1994.  SHI is a self-administered real estate investment trust (REIT) for federal income tax purposes.

SHI, through its wholly owned subsidiaries, Supertel Hospitality REIT Trust and E&P REIT Trust (collectively, the “Company”) owns a controlling interest in Supertel Limited Partnership (“SLP”) and E&P Financing Limited Partnership (“E&P LP”).  All of the Company’s interests in 66 properties with the exception of furniture, fixtures and equipment on 51 properties held by TRS Leasing, Inc. and its subsidiaries are held directly or indirectly by E&P LP, SLP or Solomon’s Beacon Inn Limited Partnership (SBILP) (collectively, the “Partnerships”). The Company’s interests in 10 properties are held directly by either SPPR-Hotels, LLC (SHLLC), SPPR-South Bend, LLC (SSBLLC), SPPR-BMI, LLC (SBMILLC) or SPPR-Dowell, LLC (SDLLC). SHI, through Supertel Hospitality REIT Trust, is the sole general partner in SLP and at June 30, 2013 owned approximately 99% of the partnership interests in SLP.  SLP is the general partner in SBILP.  At June 30, 2013, SLP and SHI owned 99% and 1% interests in SBILP, respectively, and SHI owned 100% of Supertel Hospitality Management, Inc, SPPR Holdings, Inc. (SPPRHI), SPPR-BMI Holdings, Inc. (SBMIHI) and SPPR-Dowell Holdings, Inc. (SDHI). SLP and SBMIHI owned 99% and 1% of SBMILLC, respectively, SLP and SPPRHI owned 99% and 1% of SHLLC, respectively, SLP owned 100% of SSBLLC and SLP and SDHI owned 99% and 1% of SDLLC, respectively.  References to “we”, “our”, and “us”, herein refer to Supertel Hospitality, Inc., including as the context requires, its direct and indirect subsidiaries.

As of June 30, 2013, the Company owned 76 limited service hotels.  All of the hotels are leased to our wholly owned taxable REIT subsidiary, TRS Leasing, Inc. (“TRS”), and its wholly owned subsidiaries (collectively “TRS Lessee”), and are managed by eligible independent contractors: Hospitality Management Advisors, Inc. (“HMA”), Strand Development Company, LLC (“Strand”), Kinseth Hotel Corporation (“Kinseth”), Cherry Cove Hospitality Management, LLC (“Cherry Cove”) and HLC Hotels Inc. (“HLC”).

            HMA manages 20 Company hotels in Arkansas, Louisiana, Kentucky, Indiana, Virginia and Florida.  Strand manages the Company’s seven economy extended-stay hotels in Georgia and South Carolina as well as 13 additional Company hotels located in Georgia, Maryland, North Carolina, Pennsylvania, Tennessee, Virginia, and West Virginia.  Kinseth manages 33 Company hotels in eight states primarily in the Midwest. Cherry Cove manages one Company hotel in Maryland.  Each of the management agreements with HMA, Strand and Kinseth expires on May 31, 2014, and the management agreement with Cherry Cove expires on May 24, 2015. The management agreements renew for additional terms of one year unless either party to the agreement gives the other party written notice of termination at least 90 days before the end of a term.

            Each of HMA, Strand, Kinseth, and Cherry Cove receives a monthly management fee with respect to the hotels they manage equal to 3.5% of the gross hotel revenue and 2.25% of hotel net operating income (“NOI”).  NOI is equal to gross hotel income less operating expenses (exclusive of management fees, certain insurance premiums, employee bonuses, and personal and real property taxes).

HLC manages the Company’s two Masters Inn hotels. The management agreement, as amended, provides for HLC to operate and manage the hotels through December 31, 2013 and receive management fees equal to 5.0% of the gross revenues derived from the operation of the hotels and incentive fees equal to 10% of the annual operating income of the hotels in excess of 10.5% of the Company’s investment in the hotels.

The management agreements generally require TRS Lessee to fund debt service, working capital needs, capital expenditures and third-party operating expenses for the management companies excluding those expenses not related to the operation of the hotels. TRS Lessee is responsible for obtaining and maintaining insurance policies with respect to the hotels.

The hotel industry is seasonal in nature. Generally, occupancy rates, revenues and operating results for hotels operating in the geographic areas in which we operate are greater in the second and third quarters of the calendar year than in the first and fourth quarters, with the exception of our hotels located in Florida, which experience peak demand in the first and fourth quarters of the year.

Consolidated Financial Statements	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated Financial Statements

Consolidated Financial Statements

The Company has prepared the condensed consolidated balance sheet as of June 30, 2013, the condensed consolidated statements of operations for the three and six months ended June 30, 2013 and 2012, and the condensed consolidated statements of cash flows for the six months ended June 30, 2013 and 2012 unaudited, in conformity with U. S. generally accepted accounting principles. In the opinion of management, all necessary adjustments (which include only normal recurring adjustments) have been made to present fairly the financial position as of June 30, 2013 and the results of operations and cash flows for all periods presented.  Balance sheet data as of December 31, 2012 has been derived from the audited consolidated financial statements as of that date. The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ from those estimates.

            Certain information and footnote disclosures, normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles, have been condensed or omitted, although management believes that the disclosures are adequate to make the information presented not misleading.  These consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012.  The results of operations for the three and six months ended June 30, 2013 are not necessarily indicative of the operating results for the full year.

Derivative Liabilities	6 Months Ended
Jun. 30, 2013
Derivative Liabilities [Abstract]
Derivative Liabilities

Derivative Liabilities

            The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks.  However, fair value accounting requires bifurcation of certain embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement at their fair value for accounting purposes.  The conversion feature embedded in the Series C convertible preferred stock was evaluated, and it was determined that the conversion features should be bifurcated from its host instrument and accounted for as a freestanding derivative.  In addition the common stock warrants issued with the Series C convertible preferred stock were also determined to be freestanding derivatives. The following table summarizes our derivative liabilities at June 30, 2013 and December 31, 2012 (dollars in thousands):

	June 30,	December 31,
	2013	2012
Series C preferred embedded derivative	$6,588	$7,205
Warrant derivative	7,527	8,730
Derivative liabilities, at fair value	$14,115	$15,935

            The amendment to the Company’s articles of incorporation,  setting forth the terms of the Series C convertible preferred stock, the host instrument, includes an antidilution provision that requires an adjustment in the common stock conversion ratio  should subsequent issuances of the Company’s common stock be issued below the instruments’ original conversion price of $8.00 per share.  Accordingly we bifurcated the embedded conversion feature which is shown as a derivative liability recorded at fair value on the accompanying consolidated balance sheets as of June 30, 2013 and December 31, 2012.

            The agreement setting forth the terms of the common stock warrants issued to the holders of the Series C convertible preferred stock also includes an antidilution provision that requires a reduction in the warrant’s exercise price of $9.60 should the conversion ratio of the Series C convertible preferred stock be adjusted due to antidilution provisions. Accordingly, the warrants do not qualify for equity classification, and, as a result, the fair value of the derivative is shown as a derivative liability on the accompanying consolidated balance sheets as of June 30, 2013 and December 31, 2012.

Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements

Fair Value Measurements

            Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value measurements are utilized to determine the value of certain liabilities, to perform impairment assessments, and for disclosure purposes.  In February 2012, the Company issued financial instruments with features that were determined to be derivative liabilities, and as a result must be measured at fair value on a recurring basis under Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 820-10 Fair Value Measurements and Disclosures – Overall.  In addition we apply the fair value provisions of ASC 820-10-35 Fair Value Measurements and Disclosures – Overall – Subsequent Measurement, for our nonfinancial assets which include our held for sale hotels and the disclosure of the fair value of our debt.

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 non-financial asset valuations use unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.  We develop these inputs based on the best information available, including our own data. Financial asset and liability valuation inputs include unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the liability; this includes pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Non financial assets

            Nonfinancial asset fair value measurements are discussed below in the note “Impairment Losses.”

 Financial instruments

            As of June 30, 2013 and December 31, 2012, the fair value of the derivative liabilities was determined by the Monte Carlo simulation method.  The Monte Carlo simulation method is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of future expected stock prices of the Company and its peer group and minimizes standard error.

            The fair value of the Company’s financial liabilities carried at fair value and measured on a recurring basis as of June 30, 2013 and December 31, 2012 are as follows (dollars in thousands):

	Fair Value at
	June 30, 2013	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$6,588	$0	$0	$6,588
Warrant derivative	7,527	0	0	7,527
	$14,115	$0	$0	$14,115

	Fair Value at
	December 31, 2012	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$7,205	$0	$0	$7,205
Warrant derivative	8,730	0	0	8,730
	$15,935	$0	$0	$15,935

            There were no transfers between levels during the three and six months ended June 30, 2013 and 2012.

            The following tables present a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis in the table above that used significant unobservable inputs (Level 3), and the realized and unrealized gains (losses) recorded in the Consolidated Statement of Operations in other income (expenses) for each of the quarter and six months ending June 30, 2013 (dollars in thousands):

	Three months ending			Three months ending
	June 30, 2013			June 30, 2012
	Series C			Series C
	preferred			preferred
	embedded	Warrant		embedded	Warrant
	derivative	derivative	Total	derivative	derivative	Total
Fair value, beginning of period	7,416	8,836	$16,252	8,009	8,893	$16,902
Net unrealized gains
included in
other income (loss)	(828)	(1,309)	(2,137)	(308)	(559)	(867)
Purchases, sales, issuances
and settlements, net	0	0	0	0	0	0
Gross transfers in	0	0	0	0	0	0
Gross transfers out	0	0	0	0	0	0
Fair value, end of period	6,588	7,527	$14,115	7,701	8,334	$16,035

Changes in realized (gains)
losses, included in income
on instruments held
at end of period	0	0	$0	0	0	$0
Changes in unrealized
(gains) losses, included in
income on instruments
held at end of period	(828)	(1,309)	$(2,137)	(308)	(559)	$(867)

	Six months ending			Six months ending
	June 30, 2013			June 30, 2012
	Series C			Series C
	preferred			preferred
	embedded	Warrant		embedded	Warrant
	derivative	derivative	Total	derivative	derivative	Total
Fair value, beginning of period	7,205	8,730	$15,935	0	0	$0
Net unrealized (gains)
losses, included in
other income (loss)	(617)	(1,203)	(1,820)	626	(280)	346
Purchases, sales, issuances
and settlements, net	0	0	0	7,075	8,614	15,689
Gross transfers in	0	0	0	0	0	0
Gross transfers out	0	0	0	0	0	0
Fair value, end of period	6,588	7,527	$14,115	7,701	8,334	$16,035

Changes in realized (gains)
losses, included in income
on instruments held
at end of period	0	0	$0	0	0	$0
Changes in unrealized
(gains) losses, included in
income on instruments
held at end of period	(617)	(1,203)	$(1,820)	626	(280)	$346

The Company estimates the fair value of its fixed rate debt and the credit spreads over variable market rates on its variable rate debt by discounting the future cash flows of each instrument at estimated market rates or credit spreads consistent with the maturity of the debt obligation with similar credit policies. Credit spreads take into consideration general market conditions and maturity. The inputs utilized in estimating the fair value of debt are classified in Level 2 of the hierarchy. The carrying value and estimated fair value of the Company’s debt as of June 30, 2013 and December 31, 2012 are presented in the table below (dollars in thousands):

	Carrying Value		Estimated Fair Value
	June 30,	December 31,	June 30,	December 31,
	2013	2012	2013	2012

Continuing operations	$97,378	$93,360	$98,333	$97,631
Discontinued operations	26,133	39,461	26,879	41,528
Total	$123,511	$132,821	$125,212	$139,159

Discontinued Operations - Hotel Properties Held for Sale And Sold	6 Months Ended
Jun. 30, 2013
Discontinued Operations - Hotel Properties Held for Sale And Sold [Abstract]
Discontinued Operations - Hotel Properties Held for Sale And Sold

Discontinued Operations - Hotel Properties Held for Sale and Sold

At December 31, 2012, the Company had 22 hotels identified that it intends to sell and that met the Company’s criteria to be classified as held for sale (the “Sale Hotels”).  During the six months ended June 30, 2013, 10 hotels were sold, with an approximate aggregate net gain of $1.4 million. The gain consisted of: $0.4 million from the sale of a Super 8 in Fort Madison, Iowa; $0.3 million from the sale of a Super 8 in Pella, Iowa; and $0.6 million from the sale of a Super 8 in Columbus, Nebraska. There was no gain on the sale of the other seven hotels sold. Two were sold in the first quarter of 2013, and eight were sold in the second quarter of 2013. A REIT will incur a 100% tax on the net income derived from any sale or other disposition of property that the REIT holds primarily for sale to customers in the ordinary course of a trade or business. We do not believe any of those hotels were held primarily for sale in the ordinary course of our trade or business. However, if the Internal Revenue Service would successfully assert that we held such hotels primarily for sale in the ordinary course of our business, the gain from such sales could be subject to a 100% prohibited transaction tax.  Due to changes in the market during the second quarter, seven hotels were reclassified as held for sale. This brings the total number of hotels classified as held for sale to 19 as of June 30, 2013.

In accordance with FASB ASC 205-20 Presentation of Financial Statements – Discontinued Operations, gains, losses and impairment losses on hotel properties sold or classified as held for sale are presented in discontinued operations.    The operating results of the hotels held for sale and sold are included in discontinued operations and are summarized below. The operating results for the three months ended June 30, 2013 include 19 hotels held for sale and eight hotels that were sold in the second quarter of 2013.  The operating results for the three months ended June 30, 2012 include 19 hotels held for sale, 10 hotels that were sold in 2013 and 13 hotels that were sold in 2012.

The operating results for the six months ended June 2013 included 19 hotels held for sale and 10 hotels that were sold in 2013. The operating results for the six months ended June 2012 included 19 hotels held for sale, 10 hotels that were sold in 2013, and 15 hotels sold in 2012  (dollars in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Revenues	$5,688	$9,113	$11,093	$17,264
Hotel and property operations expenses	(4,613)	(7,307)	(9,282)	(14,353)
Interest expense	(588)	(1,015)	(1,309)	(2,165)
Loss on debt extinguishment	(491)	(53)	(683)	(53)
Depreciation expense	(112)	(476)	(279)	(981)
Net gain on disposition of assets	1,358	4,774	1,334	5,268
Impairment loss	(954)	(1,348)	(1,461)	(3,047)
Income tax benefit	0	44	0	342
	$288	$3,732	$(587)	$2,275

Earnings Per Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share

Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing earnings available to common shareholders by the weighted average number of common shares outstanding. Diluted EPS is computed after adjusting the numerator and denominator of the basic EPS computation for the effects of any dilutive potential common shares outstanding during the period, if any. The effects include adjustments to the numerator for any change in fair market value attributed to the derivatives liabilities (related to the Series C convertible preferred stock) during the period the convertible securities are dilutive. The computation of basic and diluted earnings per common share is presented below:

	Three months ended		Six months ended
(dollars in thousands, except per share data)	June 30,		June 30,
	2013	2012	2013	2012
Basic and Diluted Earnings per Share
Calculation:
Numerator: basic
Net earnings (loss) attributable
to common shareholders:
Continuing operations	$1,250	$(2,125)	$(2,772)	$(5,299)
Discontinued operations	287	3,720	(586)	2,272
Net earnings (loss) attributable to
common shareholders - total basic	$1,537	$1,595	$(3,358)	$(3,027)

Numerator: diluted
Net earnings (loss) attributable
to common shareholders:
Continuing operations	$1,250	$(2,125)	$(2,772)	$(5,299)
Preferred C dividend	469	0	0	0
Derivative Liability change
in fair market value	(2,137)	0	0	0
Total continuing operations	(418)	(2,125)	(2,772)	(5,299)
Discontinued operations	287	3,720	(586)	2,272
Net earnings (loss) attributable to
common shareholders - total diluted	$(131)	$1,595	$(3,358)	$(3,027)

Denominator:
Weighted average number
of common shares - basic	2,889,147	2,884,356	2,888,386	2,884,080
of common shares - diluted	6,639,350	2,884,356	2,888,386	2,884,080

Basic and Diluted Earnings
Per Common Share:
Net earnings (loss) attributable
to common shareholders
per weighted average common share:
Continuing operations - Basic	$0.43	$(0.74)	$(0.96)	$(1.84)
Discontinued operations - Basic	0.10	1.29	(0.20)	0.79
Total - Basic EPS	$0.53	$0.55	$(1.16)	$(1.05)
Continuing operations - Diluted	$(0.06)	$(0.74)	$(0.96)	$(1.84)
Discontinued operations - Diluted	0.04	1.29	(0.20)	0.79
Total - Diluted EPS	$(0.02)	$0.55	$(1.16)	$(1.05)

            The net earnings (loss) attributable to noncontrolling interest is allocated between continuing and discontinued operations.  Additionally, unvested stock awards, warrants, the Series C convertible preferred stock, and the preferred operating units, if any, have been omitted from the denominator for the purpose of computing diluted earnings per share when the effects of including these awards in the denominator would be antidilutive due to the loss from continuing operations applicable to common shareholders.  The following table summarizes the weighted average of common stock equivalence of potentially dilutive securities that have been excluded from the denominator for the purpose of computing diluted earnings per share:

	Three months ended		Six months ended
	June 30,		June 30,
	2013	2012	2013	2012
Preferred operating units	0	1,428	0	1,428
Outstanding stock options	27,875	26,938	27,875	26,937
Unvested stock awards outstanding	0	74	1,594	37
Warrants	3,750,000	3,787,425	3,750,000	3,024,725
Series C preferred stock	0	3,750,000	3,750,000	3,062,151
Total potentially dilutive securities
excluded from the denominator	3,777,875	7,565,865	7,529,469	6,115,278

Debt Financing	6 Months Ended
Jun. 30, 2013
Debt Financing [Abstract]
Debt Financing

Debt Financing

            A summary of the Company’s long term debt as of June 30, 2013 is as follows (dollars in thousands):

		Interest
Fixed Rate Debt	Balance	Rate	Maturity

Lender
Great Western Bank	$9,798	4.95%	6/2014
GE Franchise Finance Commercial LLC	17,625	7.17%	12/2014
Citigroup Global Markets Realty Corp	12,476	5.97%	11/2015
Great Western Bank	11,691	5.00%	6/2015
Elkhorn Valley Bank	2,844	5.50%	6/2016
First State Bank	1,196	5.50%	9/2016
GE Franchise Finance Commercial LLC	12,041	7.17%	2/2017
Cantor	6,091	4.25%	11/2017
Morgan Stanley	30,143	5.83%	12/2017
Wachovia Bank	6,087	7.38%	3/2020
Total fixed rate debt	$109,992

Variable Rate Debt

Lender
GE Franchise Finance Commercial LLC	11,338	3.78%	2/2018
GE Franchise Finance Commercial LLC	2,181	4.34%	2/2018
Total variable rate debt	$13,519

Subtotal debt	123,511

Less: debt associated with hotel properties held for sale	26,133

Total long-term debt	$97,378

            On January 10, 2013, the Company obtained a $2.4 million loan from First State Bank in Fremont, Nebraska.  The loan was secured by four hotels, two of which were subsequently sold, bears interest at 5.5%, and matures on September 1, 2016. Proceeds of the loan were used for general corporate purposes.

            On February 13, 2013, the Company sold a Guesthouse Inn in Ellenton, Florida (63 rooms) for $1.26 million, and a Days Inn in Fredericksburg, Virginia (North) (120 rooms) for $2.05 million. Proceeds from the sales of the two properties were used to pay off the associated debt.

            On February 21, 2013, the rate on the $2.9 million balance owed to Elkhorn Valley Bank was lowered from 6.25% to 5.50%.

            On March 26, 2013, the Company amended its credit facilities with Great Western Bank to (a) extend the maturity date of the revolving credit facility from June 30, 2013 to June 30, 2014 and decrease the interest rate from 5.95% to 4.95% and (b) extend the maturity date of the term loans from June 30, 2013 to June 30, 2015 and decrease the interest rate from 6.00% to 5.00%.

On March 28, 2013, the Company paid $5.3 million on a loan with GE Franchise Finance Commercial LLC, using funds from the revolving credit facility with Great Western Bank, in exchange for the release of three Masters Inn properties, two of which were subsequently sold.

On April 18, 2013, the Company sold a Super 8 in Fort Madison, Iowa (40 rooms) for $1.1 million.  Proceeds were used to pay off the associated debt.

On May 1, 2013, the Company sold a Masters Inn in Tuscaloosa, Alabama (151 rooms) for $1.7 million. Proceeds were used to reduce the balance of the revolving credit facility with Great Western Bank.

On May 20, 2013, the Company sold a Masters Inn in Savannah, Georgia (128 rooms) for $1.5 million.  Proceeds were used to reduce the balance of the revolving credit facility with Great Western Bank.

On May 23, 2013, the Company sold a Super 8 in Pella, Iowa (40 rooms) for $0.7 million.  Proceeds were used to pay off the associated debt.

On June 21, 2013, the Company sold a Masters Inn in Charleston, South Carolina (North) (150 rooms) for $1.2 million. Proceeds were used to pay off the associated debt.

On June 24, 2013, the Company sold a Super 8 in Columbus, Nebraska (63 rooms) for $1.2 million. Proceeds were used to pay off the associated debt.

On June 24, 2013, the Company sold a Masters Inn in Columbia, South Carolina (112 rooms) for $1.2 million. Proceeds were used to pay off the associated debt.

On June 24, 2013, the Company paid down the loan facility from GE Franchise Finance Commercial LLC by $5.3 million.

On June 27, 2013, the Company sold a Days Inn in Fredericksburg, Virginia (South) (156 rooms) for $1.8 million. Proceeds were used to pay off the associated debt.

At June 30, 2013, the Company had long-term debt of $97.4 million associated with assets held for use, consisting of notes and mortgages payable, with a weighted average term to maturity of 3.6 years and a weighted average interest rate of 5.6%. The weighted average fixed rate was 5.8%, and the weighted average variable rate was 3.9%. Debt is classified as held for use if the properties collateralizing it are included in continuing operations. Debt is classified as held for sale if the properties collateralizing it are included in discontinued operations. Debt associated with assets held for sale is classified as a short-term liability due within the next year irrespective of whether the notes and mortgages evidencing such debt mature within the next year. Aggregate annual principal payments on debt associated with assets held for use for the remainder of 2013 and thereafter, and debt associated with assets held for sale, are as follows (dollars in thousands):

	Held For Sale	Held For Use	TOTAL
Remainder of 2013	$26,133	$1,763	$27,896
2014	0	13,494	13,494
2015	0	22,166	22,166
2016	0	3,924	3,924
2017	0	43,872	43,872
Thereafter	0	12,159	12,159
	$26,133	$97,378	$123,511

            At June 30, 2013, the Company had $1.8 million of principal due in 2013. This amount consists entirely of principal amortization on mortgage loans.

            We are required to comply with certain financial covenants for some of our lenders.  As of June 30, 2013, we were either in compliance with our financial covenants or obtained waivers for noncompliance (as discussed below).  As a result, we are not in default of any of our loans.

            Our loan facilities with GE Franchise Finance Commercial LLC require us to maintain a minimum after dividend consolidated fixed charge coverage ratio (FCCR) (as defined in the loan agreement). For the second quarter of 2013, the requirement was 0.95:1. As of June 30, 2013, our after dividend consolidated FCCR (as defined in the loan agreement) was 0.88:1. On August 13, 2013, the Company received a waiver for non-compliance with this covenant as of June 30, 2013 in return for payment of $107,500. In connection with the waiver, our loan facilities with GE were also amended to increase the before dividend FCCR with respect to our GE-encumbered properties from 1.05:1 to 1.20:1, commencing on September 30, 2013.

Our credit facilities with Great Western Bank require us to maintain a loan-specific debt service coverage ratio of 1.20:1 or more. In the event the ratio is below the requirement on any measurement date, the loan agreement provides for an automatic decrease in the availability of the revolving credit facility in an amount sufficient to meet the required ratio. On June 30, 2013 the loan-specific debt service coverage ratio was 1.17:1 (based upon full availability); accordingly, the availability of our revolving credit facility was decreased from $12.5 million to $12.05 million to maintain compliance with the loan-specific debt service coverage ratio requirement of 1.20:1. The availability of our revolving credit facility is adjusted quarterly, subject to maximum availability of $12.5 million.

Stock-Based Compensation	6 Months Ended
Jun. 30, 2013
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Stock-Based Compensation

Non Vested Share Awards

On May 22, 2012, share awards totaling 5,625 shares were made to two executive officers of the Company in accordance with the Plan at a grant date price of $7.20.  The shares vest based on continued employment of the executives, and the restrictions lapse in 50% increments on each of the first and second anniversary of issuance. There were 2,813 and 5,625 unvested stock awards as of June 30, 2013 and 2012, respectively.

Investment Committee Share Compensation

            In March 2012 the Board of Directors approved the recommendation by the Compensation Committee that the independent directors serving as members of the Investment Committee receive their monthly Investment committee fees in the form of shares of the Company’s Common Stock issued under the 2006 Stock Plan, priced as the average of the closing price of the stock for the first 20 trading days for the calendar year.  The shares issued to the independent directors of the Investment Committee for the three months ended June 30, 2013 and 2012 were 748 and 546,  respectively, and 748 and 1,636 shares were issued for the six months ended June 30, 2013 and 2012, respectively.

Share-Based Compensation Expense

            The expense recognized in the condensed consolidated financial statements for the three months ended June 30, 2013 and 2012 for share-based compensation related to employees and directors was approximately $19,200 and $11,700, respectively, and the expense recognized for the six months ended June 30, 2013 and 2012 was approximately $31,000 and $13,000, respectively.

Impairment Losses	6 Months Ended
Jun. 30, 2013
Impairment Losses [Abstract]
Impairment Losses

Impairment Losses

Held for use

In accordance with FASB ASC 360-10-35 Property Plant and Equipment – Overall – Subsequent Measurement, the Company analyzes its assets for impairment when events or circumstances occur that indicate the carrying amount may not be recoverable. As part of this process, the Company utilizes a two-step analysis to determine whether a trigger event (within the meaning of ASC 360-10-35) has occurred with respect to cash flow of, or a significant adverse change in business climate for, its hotel properties. Quarterly and annually the Company reviews all of its held for use hotels to determine any property whose cash flow or operating performance significantly underperformed from budget or prior year, which the Company has set as a shortfall against budget or prior year as 15% or greater.

Each quarter we apply a second analysis on those properties identified in the 15% change analysis or which have had a trigger event. The analysis estimates the expected future cash flows to identify any property whose carrying amount potentially exceeded the recoverable value. In performing this analysis, the Company makes the following assumptions:

·	Holding periods range from three to five years for non-core assets, and 10 years for those assets considered as core.
·

Cash flow from trailing 12 months for the individual properties multiplied by the holding period as noted above. The Company does not assume growth rates on cash flows as part of its step one analysis.

·	A revenue multiplier for the terminal value based on an average of historical sales from leading industry broker of like properties was applied according to the assigned holding period.

If the analysis results in the carrying value of the hotel exceeding the sum of the undiscounted cash flows expected over its remaining anticipated holding period and from its disposition, the property is then tested in accordance with FASB ASC 360-10-35 35-29 Property Plant and Equipment – Overall – Subsequent Measurement, Estimates of Future Cash Flows Used to Test a Long-Lived Asset for Recoverability. The Company uses estimates of future cash flows associated with the individual properties over their expected holding period and eventual disposition.  In estimating these future cash flows, the Company incorporates its own assumptions about its use of the hotel property and expected hotel performance.  Assumptions used for the individual hotels are determined by management, based on discussions with our asset management group and our third party management companies. The properties are then subjected to a probability – weighted cash flow analysis as described in FASB ASC 360-10-55 Property Plant and Equipment – Overall – Implementation. In this analysis, the Company completes a detailed review of the hotels’ market conditions and future prospects, which incorporates specific detailed cash flow and revenue multiplier assumptions over the remaining expected holding periods, including the probability that the property will be sold. To determine the amount of impairment on the hotel properties identified in this analysis, the Company calculates the excess of the carrying value of the properties in comparison to their fair market value.

During the three months ended March 31, 2013 and June 30, 2013, no trigger events as described in ASC 360-10-35 occurred for any of our held for use hotels.

During the three months ended June 30, 2012, a trigger event as described in ASC 360-10-35 occurred for two of our held for use hotels. We recorded impairment on one hotel subsequently placed into held for sale from held for use in the amount of $1.4 million, and $2.7 million was recorded on one hotel classified as held for use. For the three months ended March 31, 2012, recovery of $0.3 million was recorded on one hotel classified as held for use.

Held for sale

            During the three months ended June 30, 2013, Level 3 inputs were used to determine impairment losses of $0.8 million on five held for sale hotels, $0.3 million on two hotels at the time of sale, and recovery of $0.1 million of impairment on three hotels at the time of sale.  During the three months ended March 31, 2013, Level 3 inputs were used to determine non-cash impairment losses of $0.3 million on seven held for sale hotels, and $0.3 million on five hotels subsequently sold.  The Company also recorded negligible recovery of impairment on one hotel at the time of sale.

            During the three months ended June 30, 2012, Level 3 inputs were used to determine impairment losses of $1.4 million on three held for sale hotels. The Company also recorded recovery of $0.1 million of impairment on three hotels subsequently sold and recorded impairment losses of $0.1 million on six hotels subsequently sold.

During the three months ending March 31, 2012, Level 3 inputs were used to determine non-cash impairment loss of $0.2 million on two held for sale hotels, a loss of $1.6 million on eight hotels subsequently sold, and recovery of $0.1 million of previously recorded impairment loss on one hotel at the time of sale.

The fair value of an asset held for sale is based on the estimated selling price less estimated selling costs.  We engage independent real estate brokers to assist us in determining the estimated selling price using a market approach. The estimated selling costs are based on our experience with similar asset sales.  We record impairment charges and write down the carrying value of an asset if the carrying value exceeds the estimated selling price less costs to sell.

Income Taxes	6 Months Ended
Jun. 30, 2013
Income Taxes [Abstract]
Income Taxes

Income Taxes

The TRS Lessee income tax expense from continuing operations for the three months ended June 30, 2013 and 2012 was $0 and $0.4 million, respectively.  The TRS Lessee income tax expense from continuing operations for the six months ended June 30, 2013 and 2012 was $0 and $34,000 respectively. The TRS Lessee has estimated its income tax benefit using a combined federal and state rate of approximately 38%. We have provided a full valuation allowance against our deferred tax asset at June 30, 2013, due to the uncertainty of realization (because of historical operating losses) and as a result no income tax expense or benefit was recorded for the three months and six months ended June 30, 2013. The TRS net operating loss carryforward from June 30, 2013 as determined for federal income tax purposes was approximately $18.8 million. The availability of such loss carryforward will begin to expire in 2022.

Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP	6 Months Ended
Jun. 30, 2013
Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP [Abstract]
Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP

Noncontrolling Interest of Common and Redeemable Preferred Units in SLP

At June 30, 2013 and 2012, 0 and 11,424, respectively, of SLP’s preferred operating partnership units (“Preferred OP Units”) were outstanding. The Preferred OP Units received a preferred dividend distribution of $1.10 per preferred unit annually, payable on a monthly basis and did not participate in the allocations of profits and losses of SLP. All holders elected to have their units redeemed on October 24, 2012. In October 2012, the 11,424 units were redeemed at $10 each.

As of June 30, 2013 and 2012, 97,008 Common OP Units were outstanding.

Equity Reconciliation of Parent and Noncontrolling Interest

(dollars in thousands)
	Preferred	Preferred				Distribution		Noncontrolling
	A	C	Common	Common	Additional	in excess of	Net	interest in
	shares	shares	stock	shares	paid - in	retained	shareholders'	consolidated	Total
	par value	par value	warrants	par value	capital	earnings	equity	partnerships	equity
Balance at
December 31, 2012	$8	$30	$252	$29	$134,994	$(98,777)	$36,536	$115	$36,651
Stock-based
compensation	0	0	0	0	23	0	23	0	23
Warrant expiration	0	0	(252)	0	252	0	0	0	0
Preferred dividends	0	0	0	0	0	(1,674)	(1,674)	0	(1,674)
Net loss	0	0	0	0	0	(1,684)	(1,684)	(3)	(1,687)
Balance at
June 30, 2013	$8	$30	$0	$29	$135,269	$(102,135)	$33,201	$112	$33,313

Series B Redeemable Preferred Stock (Series B Redeemable Preferred Stock [Member])	6 Months Ended
Jun. 30, 2013
Series B Redeemable Preferred Stock [Member]
Series B Redeemable Preferred Stock

Series B Redeemable Preferred Stock

At June 30, 2013, there were 332,500 shares of 10.0% Series B preferred stock outstanding.  The shares were sold on June 3, 2008 for $25.00 per share and bear a liquidation preference of $25.00 per share.

            Dividends on the Series B preferred stock are cumulative and are payable quarterly in arrears on each March 31, June 30, September 30 and December 31, or, if not a business day, the next succeeding business day, at the annual rate of 10.0% of the $25.00 liquidation preference per share, equivalent to a fixed annual amount of $2.50 per share.  Dividends on the Series B preferred stock accrue whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends, whether or not such dividends are declared and whether or not such dividends are prohibited by agreement. Accrued but unpaid dividends on the Series B preferred stock will not bear interest.

The Series B preferred stock will, with respect to dividend rights and rights upon the Company’s liquidation, dissolution or winding up, rank: (a) senior to the Company’s common stock, (b) senior to all classes or series of preferred stock issued by the Company and ranking junior to the Series B preferred stock with respect to dividend rights or rights upon the Company’s liquidation, dissolution or winding up, (c) on a parity with the Company’s Series A preferred stock and Series C convertible preferred stock and  with all classes or series of preferred stock issued by the Company and ranking on a parity with the Series B preferred stock with respect to dividend rights or rights upon the Company’s liquidation, dissolution or winding up and (d)  junior to all of the Company’s existing and future indebtedness.

            The Company will not pay any distributions, or set aside any funds for the payment of distributions, on its common shares, unless it has also paid (or set aside for payment) the full cumulative distributions on the preferred shares for the current and all past dividend periods. The Series B preferred stock has no stated maturity and is not subject to any sinking fund or mandatory redemption (except as described below).

The Series B preferred stock was not redeemable prior to June 3, 2013, except in certain limited circumstances relating to the maintenance of the Company’s ability to qualify as a REIT as provided in the Company’s articles of incorporation or a change of control (as defined in the Company’s amendment to its articles of incorporation establishing the Series B preferred stock).  The Company may redeem the Series B preferred stock, in whole or in part, at any time or from time to time on or after June 3, 2013 for cash at a redemption price of $25.00 per share, plus all accrued and unpaid dividends. Also, upon a change of control, each outstanding share of the Company’s Series B preferred stock will be redeemed for cash at a redemption price of $25.00 per share, plus all accrued and unpaid dividends.  At June 30, 2013, no events have occurred that would lead the Company to believe redemption of the preferred stock, due to a change of control or failure to maintain its REIT qualification, is probable.

Series A Preferred Stock (Preferred Stock Series A [Member])	6 Months Ended
Jun. 30, 2013
Preferred Stock Series A [Member]
Series A Preferred Stock

Series A Preferred Stock

On December 30, 2005, the Company offered and sold 1,521,258 shares of 8% Series A preferred stock.  At June 30, 2013, 803,270 shares of Series A preferred stock remained outstanding.  Dividends on the Series A preferred stock are cumulative and are payable monthly in arrears on the last day of each month, at the annual rate of 8% of the $10.00 liquidation preference per share, equivalent to a fixed annual amount of $.80 per share. The Company may redeem the Series A preferred stock, in whole or in part, at any time and from time to time for cash at a redemption price of $10.00 per share, plus all accrued and unpaid dividends.

Series C Convertible Preferred Stock (Series C Convertible Preferred Stock [Member])	6 Months Ended
Jun. 30, 2013
Series C Convertible Preferred Stock [Member]
Series C Convertible Preferred Stock

Series C Convertible Preferred Stock and Warrants

            The Company entered into a Purchase Agreement dated November 16, 2011 for the issuance and sale of Supertel’s Series C convertible preferred stock and warrants under a private transaction to Real Estate Strategies, L.P. (“RES”). On January 31, 2012 at a special meeting, the shareholders of Supertel, by the requisite vote, approved the issuance and sale of up to 3,000,000 shares of the Series C convertible preferred stock of Supertel, up to 30,000,000 shares of common stock of Supertel which may be issued upon conversion of the Series C convertible preferred stock, and warrants to purchase up to an additional 30,000,000 shares of common stock, to RES pursuant to the Purchase Agreement. In two closings on February 1, 2012 and February 15, 2012, the Company completed the sale to RES of 3,000,000 shares of Series C convertible preferred stock and warrants to purchase 30,000,000 shares of common stock at an exercise price of $1.20 per common share. In connection with the one-for-eight reverse split, the aggregate number of shares of common stock issuable upon the exercise of the warrants was decreased from 30,000,000 to 3,750,000  shares. The exercise price of the warrants was increased from $1.20 per share of common stock to $9.60 per share.

Each share of Series C convertible preferred stock is entitled to a dividend of $0.625 per year payable in equal quarterly dividends. Each share of Series C convertible preferred stock has a liquidation preference of $10.00 per share, in cash, plus an amount equal to any accrued and unpaid dividends.  With respect to dividend rights and rights upon the Company’s liquidation, dissolution or winding up, the Series C convertible preferred stock ranks: (a) on  a parity with the Series A preferred stock and Series B preferred stock and other future series of preferred stock designated to rank on  a parity, and (b) senior to the common stock and other future series of preferred stock designated to rank junior, and (c) junior to the Company’s existing and future indebtedness.

The Series C convertible preferred stock, at the option of the holder, is convertible  at any time into common stock at a conversion price of $8.00 for each share of common stock, which is equal to the rate of 1.25 shares of common stock for each share of Series C convertible preferred stock. A holder of Series C convertible preferred stock will not have conversion rights to the extent the conversion would cause the holder and its affiliates to beneficially own more than 34% of voting stock (the “Beneficial Ownership Limitation”). “Voting stock” means capital stock having the power to vote generally for the election of directors of the Company.  A holder of warrants would similarly not have exercise rights to the extent the exercise of a warrant would cause the holder and its affiliates to own capital stock in an amount exceeding the Beneficial Ownership Limitation.

The Series C convertible preferred stock will vote with the common stock as one class, subject to certain voting limitations. For any vote, the voting power of the Series C convertible preferred stock will be equal to the lesser of: (a) 0.78625 vote per share (which will be reduced as described below) or (b) an amount of votes per share such that the vote of all shares of Series C convertible preferred stock in the aggregate equal 34% of the combined voting power of all the Company voting stock, minus an amount equal to the number of votes represented by the other shares of voting stock beneficially owned by RES and its affiliates (the “Voting Limitation”).

As long as RES has the right to designate two or more directors to the Company Board of Directors pursuant to the Directors Designation Agreement, the following requires the approval of RES and IRSA Inversiones y Representaciones Sociedad Anonima (“IRSA”):

•     the merger,  consolidation, liquidation or sale of substantially all of the assets of the Company;

•     the sale by the Company of common stock or securities convertible into common stock equal to 20% or more of the outstanding common stock or voting stock; or

•              any Company transaction of more than $120,000 in which any of its directors or executive officers or any member of their immediate family will have a material interest, exclusive of employment compensation and interests arising solely from the ownership of the Company equity securities if all holders of that class of equity securities receive the same benefit on a pro rata basis.

Equity Distribution Agreements	6 Months Ended
Jun. 30, 2013
Equity Distribution Agreements [Abstract]
Equity Distribution Agreement

Equity Distribution Agreement

On March 29, 2011, the Company entered into an equity distribution agreement with JMP Securities LLC (“JMP”) pursuant to which the Company may offer and sell up to 250,000 shares of common stock from time to time through JMP. Sales of shares of the Company common stock, if any, under the agreement may be made in negotiated transactions or other transactions that are deemed to be “at the market” offerings, including sales made directly on the Nasdaq Global Market or sales made to or through a market maker other than on an exchange. The common stock will be sold pursuant to the Company’s registration statement on Form S-3 (333-170756). During the three and six months ended June 30, 2013 or 2012 no shares were issued.

Commitments And Contingencies	6 Months Ended
Jun. 30, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Commitments and Contingencies

Litigation

Various claims and legal proceedings arise in the ordinary course of business and may be pending against the Company and its properties. Based upon the information available, the Company believes that the resolution of any of these claims and legal proceedings should not have a material adverse affect on its consolidated financial position, results of operations or cash flows.

Acquisitions

On May 2, 2013, we entered into definitive agreements to acquire from unrelated parties four unencumbered hotels containing an aggregate of 378 rooms for contractual purchase prices aggregating to approximately $42.3 million, subject to closing prorations and adjustments. In addition, we expect to spend approximately $1.3 million to cover closing costs, franchise fees and estimated non-recurring capital expenditures related to the acquisition of these hotels.  We have made a deposit of $0.5 million on the purchase price. The closing of the purchase on any hotel is dependent on the closing of the purchase of all hotels.  In the event the purchase of one or more hotels cannot close, the sale and purchase of the remaining properties must be by the mutual agreement of the parties. In the event we are not successful in obtaining financing satisfactory to us for the purchase of the hotels, the agreements will terminate and our deposit of $0.5 million on the purchase price will be returned to us. The acquisition is also subject to franchisor and lender consents and the satisfaction of customary closing conditions. Accordingly, we can give no assurance that we will consummate the acquisition of these hotels.

On May 15, 2013, we entered into a definitive agreement to acquire from an unrelated party two hotels containing an aggregate of 163 rooms for a contractual purchase price of $18.5 million (which includes the assumption of approximately $13.2 million of existing first mortgage debt), subject to closing prorations and adjustments. Furthermore, we expect to spend approximately $1.2 million to cover closing costs, costs related to our assumption of the existing first mortgage debt, franchise fees and non-recurring capital expenditures.  We have made a deposit of $0.25 million on the purchase price. In the event we are not successful in obtaining financing satisfactory to us for the purchase of the hotels by September 30, 2013, the agreement will terminate and our deposit of $0.25 million on the purchase price will be returned to us. The acquisition is also subject to franchisor and lender consents and the satisfaction of customary closing conditions. Accordingly, we can give no assurance that we will consummate the acquisition of these hotels.

On August 5, 2013, we entered into definitive agreements to acquire from an unrelated party two hotels containing an aggregate of 203 rooms for a contractual purchase price of $21.25 million (which includes the assumption of approximately $4.9 million of existing first mortgage debt on one of the hotels), subject to closing prorations and adjustments. Furthermore, we expect to spend approximately $0.9 million to cover closing costs, costs related to our assumption of the existing first mortgage debt, franchise fees and non-recurring capital expenditures.  We have made a deposit of $0.1 million on the purchase price. In the event we are not successful in obtaining financing satisfactory to us for the purchase of the hotels by September 30, 2013, the agreements will terminate and our deposit of $0.1 million on the purchase price will be returned to us. The acquisition is also subject to franchisor and lender consents and the satisfaction of customary closing conditions. Accordingly, we can give no assurance that we will consummate the acquisition of these hotels.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

Subsequent Events

On July 10, 2013, the Company sold a Masters Inn in Tampa, Florida (East) (117 rooms) for $0.8 million. Proceeds were applied to the line of credit with Great Western Bank.

On July 18, 2013, the Company sold a Quality Inn in Minocqua, Wisconsin (51 rooms) for $1.3 million.  Proceeds were used to pay off the associated debt.

Our loan facilities with GE Franchise Finance Commercial LLC require us to maintain a minimum after dividend consolidated fixed charge coverage ratio (FCCR) (as defined in the loan agreement). For the second quarter of 2013, the requirement was 0.95:1. As of June 30, 2013, our after dividend consolidated FCCR (as defined in the loan agreement) was 0.88:1. On August 13, 2013, the Company received a waiver for non-compliance with this covenant as of June 30, 2013 in return for payment of $107,500. In connection with the waiver, our loan facilities with GE were also amended to increase the before dividend FCCR with respect to our GE-encumbered properties from 1:05:1 to 1.20:1, commencing on September 30, 2013.

At the annual meeting of Company shareholders in May 2013, the holders of the Company common stock and the holder of the Series C Preferred Stock, voting as one group, approved an amendment to the Company articles of incorporation to effect a reverse split of the common stock at a reverse split ratio ranging from one-for-four to one-for-eight shares of common stock as determined by the Company board of directors. On July 30, 2013, the Board of Directors declared a one-for-eight reverse split of the Company’s issued and outstanding common stock, which was effected on August 14, 2013. All amounts presented herein have been adjusted to present the effects of the reverse stock split. As a result, every eight shares of Company common stock issued and outstanding at the time of the reverse split will be combined into one share of Company common stock and the number of shares of common stock issued and outstanding will be reduced accordingly.

Derivative Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Liabilities [Abstract]
Schedule Of Derivative Liabilities At Fair Value

	June 30,	December 31,
	2013	2012
Series C preferred embedded derivative	$6,588	$7,205
Warrant derivative	7,527	8,730
Derivative liabilities, at fair value	$14,115	$15,935

Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Measurements [Abstract]
Schedule Of Financial Liabilities Carried At Fair Value

	Fair Value at
	June 30, 2013	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$6,588	$0	$0	$6,588
Warrant derivative	7,527	0	0	7,527
	$14,115	$0	$0	$14,115

	Fair Value at
	December 31, 2012	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$7,205	$0	$0	$7,205
Warrant derivative	8,730	0	0	8,730
	$15,935	$0	$0	$15,935

Schedule Of Assets Or Liabilities Measured On Recurring Basis

	Three months ending			Three months ending
	June 30, 2013			June 30, 2012
	Series C			Series C
	preferred			preferred
	embedded	Warrant		embedded	Warrant
	derivative	derivative	Total	derivative	derivative	Total
Fair value, beginning of period	7,416	8,836	$16,252	8,009	8,893	$16,902
Net unrealized gains
included in
other income (loss)	(828)	(1,309)	(2,137)	(308)	(559)	(867)
Purchases, sales, issuances
and settlements, net	0	0	0	0	0	0
Gross transfers in	0	0	0	0	0	0
Gross transfers out	0	0	0	0	0	0
Fair value, end of period	6,588	7,527	$14,115	7,701	8,334	$16,035

Changes in realized (gains)
losses, included in income
on instruments held
at end of period	0	0	$0	0	0	$0
Changes in unrealized
(gains) losses, included in
income on instruments
held at end of period	(828)	(1,309)	$(2,137)	(308)	(559)	$(867)

	Six months ending			Six months ending
	June 30, 2013			June 30, 2012
	Series C			Series C
	preferred			preferred
	embedded	Warrant		embedded	Warrant
	derivative	derivative	Total	derivative	derivative	Total
Fair value, beginning of period	7,205	8,730	$15,935	0	0	$0
Net unrealized (gains)
losses, included in
other income (loss)	(617)	(1,203)	(1,820)	626	(280)	346
Purchases, sales, issuances
and settlements, net	0	0	0	7,075	8,614	15,689
Gross transfers in	0	0	0	0	0	0
Gross transfers out	0	0	0	0	0	0
Fair value, end of period	6,588	7,527	$14,115	7,701	8,334	$16,035

Changes in realized (gains)
losses, included in income
on instruments held
at end of period	0	0	$0	0	0	$0
Changes in unrealized
(gains) losses, included in
income on instruments
held at end of period	(617)	(1,203)	$(1,820)	626	(280)	$346

The Carrying Value And Estimated Fair Value Of Long-Term Debt

	Carrying Value		Estimated Fair Value
	June 30,	December 31,	June 30,	December 31,
	2013	2012	2013	2012

Continuing operations	$97,378	$93,360	$98,333	$97,631
Discontinued operations	26,133	39,461	26,879	41,528
Total	$123,511	$132,821	$125,212	$139,159

Discontinued Operations - Hotel Properties Held for Sale And Sold (Tables)	6 Months Ended
Jun. 30, 2013
Discontinued Operations - Hotel Properties Held for Sale And Sold [Abstract]
Net Gains (Losses) On Sales Of Properties And Discontinued Operations

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Revenues	$5,688	$9,113	$11,093	$17,264
Hotel and property operations expenses	(4,613)	(7,307)	(9,282)	(14,353)
Interest expense	(588)	(1,015)	(1,309)	(2,165)
Loss on debt extinguishment	(491)	(53)	(683)	(53)
Depreciation expense	(112)	(476)	(279)	(981)
Net gain on disposition of assets	1,358	4,774	1,334	5,268
Impairment loss	(954)	(1,348)	(1,461)	(3,047)
Income tax benefit	0	44	0	342
	$288	$3,732	$(587)	$2,275

Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Common Share

	Three months ended		Six months ended
(dollars in thousands, except per share data)	June 30,		June 30,
	2013	2012	2013	2012
Basic and Diluted Earnings per Share
Calculation:
Numerator: basic
Net earnings (loss) attributable
to common shareholders:
Continuing operations	$1,250	$(2,125)	$(2,772)	$(5,299)
Discontinued operations	287	3,720	(586)	2,272
Net earnings (loss) attributable to
common shareholders - total basic	$1,537	$1,595	$(3,358)	$(3,027)

Numerator: diluted
Net earnings (loss) attributable
to common shareholders:
Continuing operations	$1,250	$(2,125)	$(2,772)	$(5,299)
Preferred C dividend	469	0	0	0
Derivative Liability change
in fair market value	(2,137)	0	0	0
Total continuing operations	(418)	(2,125)	(2,772)	(5,299)
Discontinued operations	287	3,720	(586)	2,272
Net earnings (loss) attributable to
common shareholders - total diluted	$(131)	$1,595	$(3,358)	$(3,027)

Denominator:
Weighted average number
of common shares - basic	2,889,147	2,884,356	2,888,386	2,884,080
of common shares - diluted	6,639,350	2,884,356	2,888,386	2,884,080

Basic and Diluted Earnings
Per Common Share:
Net earnings (loss) attributable
to common shareholders
per weighted average common share:
Continuing operations - Basic	$0.43	$(0.74)	$(0.96)	$(1.84)
Discontinued operations - Basic	0.10	1.29	(0.20)	0.79
Total - Basic EPS	$0.53	$0.55	$(1.16)	$(1.05)
Continuing operations - Diluted	$(0.06)	$(0.74)	$(0.96)	$(1.84)
Discontinued operations - Diluted	0.04	1.29	(0.20)	0.79
Total - Diluted EPS	$(0.02)	$0.55	$(1.16)	$(1.05)

Schedule Of Potentially Dilutive Securities Excluded From Computation Of Earnings Per Share

	Three months ended		Six months ended
	June 30,		June 30,
	2013	2012	2013	2012
Preferred operating units	0	1,428	0	1,428
Outstanding stock options	27,875	26,938	27,875	26,937
Unvested stock awards outstanding	0	74	1,594	37
Warrants	3,750,000	3,787,425	3,750,000	3,024,725
Series C preferred stock	0	3,750,000	3,750,000	3,062,151
Total potentially dilutive securities
excluded from the denominator	3,777,875	7,565,865	7,529,469	6,115,278

Debt Financing (Tables)	6 Months Ended
Jun. 30, 2013
Debt Financing [Abstract]
Summary Of Long Term Debt

		Interest
Fixed Rate Debt	Balance	Rate	Maturity

Lender
Great Western Bank	$9,798	4.95%	6/2014
GE Franchise Finance Commercial LLC	17,625	7.17%	12/2014
Citigroup Global Markets Realty Corp	12,476	5.97%	11/2015
Great Western Bank	11,691	5.00%	6/2015
Elkhorn Valley Bank	2,844	5.50%	6/2016
First State Bank	1,196	5.50%	9/2016
GE Franchise Finance Commercial LLC	12,041	7.17%	2/2017
Cantor	6,091	4.25%	11/2017
Morgan Stanley	30,143	5.83%	12/2017
Wachovia Bank	6,087	7.38%	3/2020
Total fixed rate debt	$109,992

Variable Rate Debt

Lender
GE Franchise Finance Commercial LLC	11,338	3.78%	2/2018
GE Franchise Finance Commercial LLC	2,181	4.34%	2/2018
Total variable rate debt	$13,519

Subtotal debt	123,511

Less: debt associated with hotel properties held for sale	26,133

Total long-term debt	$97,378

Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale

	Held For Sale	Held For Use	TOTAL
Remainder of 2013	$26,133	$1,763	$27,896
2014	0	13,494	13,494
2015	0	22,166	22,166
2016	0	3,924	3,924
2017	0	43,872	43,872
Thereafter	0	12,159	12,159
	$26,133	$97,378	$123,511

Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP (Tables)	6 Months Ended
Jun. 30, 2013
Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP [Abstract]
Equity Reconciliation Of Parent And Noncontrolling Interest

(dollars in thousands)
	Preferred	Preferred				Distribution		Noncontrolling
	A	C	Common	Common	Additional	in excess of	Net	interest in
	shares	shares	stock	shares	paid - in	retained	shareholders'	consolidated	Total
	par value	par value	warrants	par value	capital	earnings	equity	partnerships	equity
Balance at
December 31, 2012	$8	$30	$252	$29	$134,994	$(98,777)	$36,536	$115	$36,651
Stock-based
compensation	0	0	0	0	23	0	23	0	23
Warrant expiration	0	0	(252)	0	252	0	0	0	0
Preferred dividends	0	0	0	0	0	(1,674)	(1,674)	0	(1,674)
Net loss	0	0	0	0	0	(1,684)	(1,684)	(3)	(1,687)
Balance at
June 30, 2013	$8	$30	$0	$29	$135,269	$(102,135)	$33,201	$112	$33,313

General (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Reverse stock split ratio	0.125
Entity incorporation, date of incorporation	Aug 23, 1994
Number of hotels company having interests in	66
Supertel Limited Partnership [Member] | Supertel Hospitality REIT Trust [Member]
Related Party Transaction [Line Items]
Holding interest	99.00%
Solomons Beacon Inn Limited Parternship [Member] | Supertel Hospitality, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest	1.00%
Solomons Beacon Inn Limited Parternship [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest	99.00%
SPPR-Hotels, LLC [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest	99.00%
SPPR-Hotels, LLC [Member] | SPPR Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest	1.00%
SPPR-South Bend, LLC [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest	100.00%
SPPR-BMI, LLC [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest	99.00%
SPPR-BMI, LLC [Member] | SPPR-BMI Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest	1.00%
SPPR-Dowell LLC [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest	99.00%
SPPR-Dowell LLC [Member] | SPPR-Dowell Holdings, Inc [Member]
Related Party Transaction [Line Items]
Holding interest	1.00%
Supertel Hospitality Management, Inc [Member] | Supertel Hospitality, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest	100.00%
SPPR Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest	100.00%
SPPR-BMI Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest	100.00%
SPPR-Dowell Holdings, Inc [Member]
Related Party Transaction [Line Items]
Holding interest	100.00%
TRS Leasing, Inc [Member]
Related Party Transaction [Line Items]
Number of properties held by related parties	51
Number of leased hotels owned	76
SPPR-Hotels, SPPR-South Bend, SPPR-BMI, SPPR-Dowell, LLC [Member]
Related Party Transaction [Line Items]
Number of properties held by related parties	10
Hospitality Management Advisors, Inc. [Member]
Related Party Transaction [Line Items]
Number of hotels managed by related parties	20
Base management fee received on gross hotel revenues by managing related parties, percentage	3.50%
Management fee received on hotel net operating income by managing related parties, percentage	2.25%
Strand Development Company LLC [Member]
Related Party Transaction [Line Items]
Number of hotels managed by related parties	13
Number of extended-stay hotels managed by related parties	7
Base management fee received on gross hotel revenues by managing related parties, percentage	3.50%
Management fee received on hotel net operating income by managing related parties, percentage	2.25%
Kinseth Hotel Corporation [Member]
Related Party Transaction [Line Items]
Number of hotels managed by related parties	33
Number of operating states of hotels managed by related parties	8
Base management fee received on gross hotel revenues by managing related parties, percentage	3.50%
Management fee received on hotel net operating income by managing related parties, percentage	2.25%
Cherry Cove Hospitality Management, LLC [Member]
Related Party Transaction [Line Items]
Base management fee received on gross hotel revenues by managing related parties, percentage	3.50%
Management fee received on hotel net operating income by managing related parties, percentage	2.25%
HLC Hotels Inc [Member]
Related Party Transaction [Line Items]
Number of hotels managed by related parties	2
Base management fee received on gross hotel revenues by managing related parties, percentage	5.00%
Annual incentive fee	10.00%
Average annual net operating income in excess of investments in hotels, percentage	10.50%
Series C Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, annual dividend rate	6.25%	6.25%

Derivative Liabilities (Narrative) (Details) (USD $)	Jun. 30, 2013
Derivatives, Fair Value [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	9.6
Series C preferred embedded derivative [Member]
Derivatives, Fair Value [Line Items]
Debt instrument original conversion price, per share	$ 8

Derivative Liabilities (Schedule Of Derivative Liabilities At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value	$ 14,115	$ 15,935
Series C preferred embedded derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value	6,588	7,205
Warrant Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value	$ 7,527	$ 8,730

Fair Value Measurements (Schedule Of Financial Liabilities Carried At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	$ 14,115	$ 15,935
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	0	0
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	0	0
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	14,115	15,935
Series C Preferred Embedded Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	6,588	7,205
Series C Preferred Embedded Derivative [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	0	0
Series C Preferred Embedded Derivative [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	0	0
Series C Preferred Embedded Derivative [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	6,588	7,205
Warrant Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	7,527	8,730
Warrant Derivative [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	0	0
Warrant Derivative [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	0	0
Warrant Derivative [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	$ 7,527	$ 8,730

Fair Value Measurement (Schedule Of Assets Or Liabilities Measured On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ 16,252	$ 16,902	$ 15,935	$ 0
Net unrealized (gains) losses, included in other income (loss)	(2,137)	(867)	(1,820)	346
Purchases, sales, issuances and settlements, net	0	0	0	15,689
Gross transfers in	0	0	0	0
Gross transfers out	0	0	0	0
Fair value at end of period	14,115	16,035	14,115	16,035
Changes in realized (gains) losses included in income on instruments held at end of period	0	0	0	0
Changes in unrealized (gains) losses included in income on instruments held at end of period	(2,137)	(867)	(1,820)	346
Series C Preferred Embedded Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	7,416	8,009	7,205	0
Net unrealized (gains) losses, included in other income (loss)	(828)	(308)	(617)	626
Purchases, sales, issuances and settlements, net	0	0	0	7,075
Gross transfers in	0	0	0	0
Gross transfers out	0	0	0	0
Fair value at end of period	6,588	7,701	6,588	7,701
Changes in realized (gains) losses included in income on instruments held at end of period	0	0	0	0
Changes in unrealized (gains) losses included in income on instruments held at end of period	(828)	(308)	(617)	626
Warrant Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	8,836	8,893	8,730	0
Net unrealized (gains) losses, included in other income (loss)	(1,309)	(559)	(1,203)	(280)
Purchases, sales, issuances and settlements, net	0	0	0	8,614
Gross transfers in	0	0	0	0
Gross transfers out	0	0	0	0
Fair value at end of period	7,527	8,334	7,527	8,334
Changes in realized (gains) losses included in income on instruments held at end of period	0	0	0	0
Changes in unrealized (gains) losses included in income on instruments held at end of period	$ (1,309)	$ (559)	$ (1,203)	$ (280)

Fair Value Measurements (The Carrying Value And Estimated Fair Value Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Continuing operations, Carrying Value	$ 97,378	$ 93,360
Discontinued operations, Carrying Value	26,133	39,461
Long-term debt, Total	123,511	132,821
Continuing operations, Estimated Fair Value	98,333	97,631
Discontinued operations, Estimated Fair Value	26,879	41,528
Total Estimated Fair Value	$ 125,212	$ 139,159

Discontinued Operations - Hotel Properties Held for Sale And Sold (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2013 property	Mar. 31, 2013 property	Jun. 30, 2012 property	Mar. 31, 2012 property	Jun. 30, 2013 property	Jun. 30, 2012 property	Dec. 31, 2012 property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels held for sale		19		19	19		22
Number of hotels sold	8	2	13		10	15
Net gain on disposition of assets	$ 1,358		$ 4,774		$ 1,334	$ 5,268
Number of hotels reclassified as held for use		7
Super 8, Fort Madison, Iowa [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain on disposition of assets					400
Super 8, Pella, Iowa [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain on disposition of assets					300
Super 8, Columbus, Nebraska [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain on disposition of assets					$ 600

Discontinued Operations - Hotel Properties Held for Sale And Sold (Operating Results Of Hotels Held For Sale And Sold Included In Discontinued Operations) (Details) (USD $)
In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Discontinued Operations - Hotel Properties Held for Sale And Sold [Abstract]
Revenues	$ 5,688	$ 9,113	$ 11,093	$ 17,264
Hotel and property operations expenses	(4,613)	(7,307)	(9,282)	(14,353)
Interest expense	(588)	(1,015)	(1,309)	(2,165)
Loss on debt extinguishment	(491)	(53)	(683)	(53)
Depreciation expense	(112)	(476)	(279)	(981)
Net gain on disposition of assets	1,358	4,774	1,334	5,268
Impairment loss	(954)	(1,348)	(1,461)	(3,047)
Income tax benefit	0	44	0	342
Loss from discontinued operations	$ 288	$ 3,732	$ (587)	$ 2,275

Earnings Per Share (Computation Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Numerator: Basic [Abstract]
Net earnings (loss) attributable to common shareholders, Continuing operations	$ 1,250	$ (2,125)	$ (2,772)	$ (5,299)
Net earnings (loss) attributable to common shareholders, Discontinued operations	287	3,720	(586)	2,272
NET EARNINGS (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	1,537	1,595	(3,358)	(3,027)
Numerator: Diluted [Abstract]
Net earnings (loss) attributable to common shareholders, Continuing operations	1,250	(2,125)	(2,772)	(5,299)
Preferred C dividend	469	0	0	0
Derivative Liability change in fair market value	(2,137)	0	0	0
Total continuing operations	(418)	(2,125)	(2,772)	(5,299)
Net earnings (loss) attributable to common shareholders, Discontinued operations	287	3,720	(586)	2,272
Net earnings (loss) attributable to common shareholders - total diluted	$ (131)	$ 1,595	$ (3,358)	$ (3,027)
Denominator [Abstract]
Weighted average number of common shares-basic	2,889,147	2,884,356	2,888,386	2,884,080
Weighted average number of common shares-diluted	6,639,350	2,884,356	2,888,386	2,884,080
Basic and Diluted Earnings Per Common Share: Net earnings (loss) attributable to common shareholders per weighted average common share:
Continuing operations - Basic	$ 0.43	$ (0.74)	$ (0.96)	$ (1.84)
Discontinued operations - Basic	$ 0.1	$ 1.29	$ (0.2)	$ 0.79
Total - Basic EPS	$ 0.53	$ 0.55	$ (1.16)	$ (1.05)
Continuing operations - Diluted	$ (0.06)	$ (0.74)	$ (0.96)	$ (1.84)
Discontinued operations - Diluted	$ 0.04	$ 1.29	$ (0.2)	$ 0.79
Total - Diluted EPS	$ (0.02)	$ 0.55	$ (1.16)	$ (1.05)

Earnings Per Share (Schedule Of Potentially Dilutive Securities Excluded From Computation Of Earnings Per Share) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	3,777,875	7,565,865	7,529,469	6,115,278
Preferred Operating Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	0	1,428	0	1,428
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	27,875	26,938	27,875	26,937
Unvested Stock Awards Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	0	74	1,594	37
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	3,750,000	3,787,425	3,750,000	3,024,725
Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	0	3,750,000	3,750,000	3,062,151

Debt Financing (Narrative) (Details) (USD $)	6 Months Ended		0 Months Ended											6 Months Ended					0 Months Ended		3 Months Ended	6 Months Ended					6 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Feb. 13, 2013 Guesthouse Inn, Ellenton, Florida [Member] room	May 01, 2013 Masters Inn In Tuscaloosa, Alabama [Member] room	Apr. 18, 2013 Super 8, Fort Madison, Iowa [Member] property	May 20, 2013 Masters Inn, Savannah, Georgia [Member] room	May 23, 2013 Super 8, Pella, Iowa [Member] room	Jun. 21, 2013 Masters Inn, Charleston, South Carolina [Member] room	Jun. 24, 2013 Super 8, Columbus, Nebraska [Member] room	Jun. 24, 2013 Masters Inn, Columbia, South Carolina [Member] room	Jun. 27, 2013 Days Inn, Fredericksburg, Virginia [Member] room	Feb. 13, 2013 Days Inn, Fredericksburg, Virginia [Member] room	Jun. 30, 2013 Held For Use [Member]	Jun. 30, 2013 First State Bank, Fremont, Nebraska [Member] property	Jan. 10, 2013 First State Bank, Fremont, Nebraska [Member]	Jun. 30, 2013 Elkhorn Valley Bank [Member]	Feb. 21, 2013 Elkhorn Valley Bank [Member]	Feb. 20, 2013 Elkhorn Valley Bank [Member]	Jun. 24, 2013 GE Franchise Finance Commercial LLC [Member]	Mar. 28, 2013 GE Franchise Finance Commercial LLC [Member] property	Jun. 30, 2013 GE Franchise Finance Commercial LLC [Member]	Jun. 30, 2013 GE Franchise Finance Commercial LLC [Member]	Jun. 30, 2013 Great Western Bank [Member]	Jun. 30, 2013 Great Western Bank 06/2014 Maturity [Member]	Mar. 26, 2013 Great Western Bank 06/2014 Maturity [Member]	Mar. 25, 2013 Great Western Bank 06/2014 Maturity [Member]	Jun. 30, 2013 Great Western Bank 06/2015 Maturity [Member]	Mar. 26, 2013 Great Western Bank 06/2015 Maturity [Member]	Mar. 25, 2013 Great Western Bank 06/2015 Maturity [Member]	Jun. 30, 2013 Subsequent Event [Member] GE Franchise Finance Commercial LLC [Member]
Debt Instrument [Line Items]
Loans payable to Bank amount															$ 2,400,000	$ 2,900,000
Number of hotels to secure loan														4
Maturity date of debt														Sep 1, 2016										Jun 1, 2014			Jun 1, 2015
Number of hotel rooms			63	151	40	128	40	150	63	112	156	120
Interest rate of debt														5.50%			5.50%	6.25%							4.95%	5.95%		5.00%	6.00%
Proceeds from sale of property held for sale			1,260,000	1,700,000	1,100,000	1,500,000	700,000	1,200,000	1,200,000	1,200,000	1,800,000	2,050,000
Repayments of debt																			5,300,000	5,300,000
Number of properties released																				3
Secured debt	97,378,000	93,360,000
Long term debt, weighted average term to maturity	3 years 7 months 6 days
Long-term debt, weighted average interest rate	5.60%
Long-term debt, weighted average fixed rate	5.80%
Long-term debt, weighted average variable rate	3.90%
Principal due in 2013	27,896,000												1,763,000
Required minimum after dividend fixed charge coverage ratio																					95.00%
After dividend fixed charge coverage ratio																					88.00%
Before dividend fixed charge coverage ratio																						105.00%								120.00%
Payment for waver for covenant non compliance																						107,500
Required debt service coverage ratio																							120.00%
Debt service coverage ratio																							117.00%
Line of credit, current available amount																							12,050,000
Line of credit facility, maximum borrowing capacity																							$ 12,500,000

Debt Financing (Summary Of Long Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Great Western Bank 06/2014 Maturity [Member]	Jun. 30, 2013 GE Capital Corporation, 12/2014 Maturity [Member]	Jun. 30, 2013 Citigroup Global Markets Realty Corp, 11/2015 Maturity [Member]	Jun. 30, 2013 Great Western Bank 06/2015 Maturity [Member]	Jun. 30, 2013 Elkhorn Valley Bank, 6/2016 Maturity [Member]	Jun. 30, 2013 First State Bank 09/2016 Maturity [Member]	Jun. 30, 2013 GE Capital Corporation, 2/2017 Maturity [Member]	Jun. 30, 2013 Cantor 11/2017 Maturity [Member]	Jun. 30, 2013 Morgan Stanley 12/2017 Maturity [Member]	Jun. 30, 2013 Wachovia Bank, 3/2020 Maturity [Member]	Jun. 30, 2013 GE Capital Corporation, 2/2018 Maturity [Member]	Jun. 30, 2013 GE Capital Corporation, 2/2018 Maturity [Member]
Debt Instrument [Line Items]
Fixed rate debt, Balance	$ 109,992		$ 9,798	$ 17,625	$ 12,476	$ 11,691	$ 2,844	$ 1,196	$ 12,041	$ 6,091	$ 30,143	$ 6,087
Fixed rate debt, Interest Rate			4.95%	7.17%	5.97%	5.00%	5.50%	5.50%	7.17%	4.25%	5.83%	7.38%
Debt, Maturity			Jun 1, 2014	Dec 1, 2014	Nov 1, 2015	Jun 1, 2015	Jun 1, 2016	Sep 1, 2016	Feb 1, 2017	Nov 1, 2017	Dec 1, 2017	Mar 1, 2020	Feb 1, 2018	Feb 1, 2018
Variable rate debt, Balance	13,519												11,338	2,181
Variable rate debt, Interest Rate													3.78%	4.34%
Long-term debt, Total	123,511	132,821
Less: debt associated with hotel properties held for sale	26,133	39,461
Total long-term debt	$ 97,378	$ 93,360

Debt Financing (Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Maturities of Long-term Debt [Line Items]
Remainder of 2013	$ 27,896
2014	13,494
2015	22,166
2016	3,924
2017	43,872
Thereafter	12,159
Long-term debt, Total	123,511	132,821
Held For Sale [Member]
Maturities of Long-term Debt [Line Items]
Remainder of 2013	26,133
2014	0
2015	0
2016	0
2017	0
Thereafter	0
Long-term debt, Total	26,133
Held For Use [Member]
Maturities of Long-term Debt [Line Items]
Remainder of 2013	1,763
2014	13,494
2015	22,166
2016	3,924
2017	43,872
Thereafter	12,159
Long-term debt, Total	$ 97,378

Stock-Based Compensation (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended
	May 22, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Stock-Based Compensation [Abstract]
Shares granted to two executive officers	5,625
Share price on date of grant	$ 7.2
Unvested awards		2,813	5,625	2,813	5,625
Annual vesting percentage				50.00%
Shares issued to independent directors		748	546	748	1,636
Share-based compensation expense recognized related to employees and directors		$ 19,200	$ 11,700	$ 31,000	$ 13,000

Impairment Losses (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013 property	Mar. 31, 2013 property	Jun. 30, 2012 property	Mar. 31, 2012	Jun. 30, 2013 property	Jun. 30, 2012 property
Long Lived Assets Held-for-sale [Line Items]
Percentage of shortfall on cash flow or operating performance to determine significant underperformance					15.00%
Assumed holding period for core assets					10 years
Recovery of previously recorded impairment loss on hotels held for sale or use				$ 0.3
Number of hotels reclassified as held for use		7
Number of hotels sold	8	2	13		10	15
One Held For Sale Hotel [Member]
Long Lived Assets Held-for-sale [Line Items]
Recovery of previously recorded impairment loss on hotels held for sale or use					0.1
Number of hotels subsequently sold					1
Two Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale	0.3			0.2	0.3
Number of held for sale hotels, recorded for impairment				2
Number of hotels sold	2
Five Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale	0.8				0.8
Number of held for sale hotels, recorded for impairment	5
Seven Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale		0.3
Number of held for sale hotels, recorded for impairment		7
Four Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of held for sale hotels, recorded for impairment					8
Five Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale		0.3
Number of hotels subsequently sold		5
Eight Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale				1.6
Number of hotels subsequently sold				8
Six Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale			0.1			0.1
Number of hotels subsequently sold			6
Three Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Recovery of previously recorded impairment loss on hotels held for sale or use	0.1		0.1
Number of hotels subsequently sold	3		3
Three Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale			1.4			1.4
Number of held for sale hotels, recorded for impairment			3
One Hotel Reclassified As Held For Sale [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale			1.4			1.4
Number of hotels reclassified as held for sale			1
One Hotel Held For Use [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of hotels held for use			1
Impairment losses on hotels held for use			2.7
Number of hotels held for use with impairment recovery				1
Minimum [Member]
Long Lived Assets Held-for-sale [Line Items]
Assumption used to determine impairment loss for non-core assets, holding period					3 years
Maximum [Member]
Long Lived Assets Held-for-sale [Line Items]
Assumption used to determine impairment loss for non-core assets, holding period					5 years

Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Taxes [Abstract]
Income tax expense	$ 0	$ 398,000	$ 0	$ 34,000
Combined federal and state rate used to estimate income tax expense (benefit)			38.00%
Operating loss carryforwards	$ 18,800,000		$ 18,800,000
Loss carryforwards expiration period range			2022

Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP (Narrative) (Details) (USD $)	1 Months Ended
	Oct. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP [Abstract]
Minority interest in redeemable preferred operating partnership units, units outstanding		0	11,424
Preferred operating partnership units, preferred dividend per unit		$ 1.1
Shares of Preferred OP Units redeemed	11,424
Redeemable preferred operating partnership units, redeemed for cash, price	$ 10
Common operating partnership units outstanding		97,008	97,008

Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP (Equity Reconciliation Of Parent And Noncontrolling Interest) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Noncontrolling Interest [Line Items]
Balance			$ 36,651
Stock-based compensation			23
Warrant expiration			0
Preferred dividends	(837)	(837)	(1,674)	(1,494)
Net loss			(1,687)
Balance	33,313		33,313
Preferred A Shares Par Value [Member]
Noncontrolling Interest [Line Items]
Balance			8
Stock-based compensation			0
Warrant expiration			0
Preferred dividends			0
Net loss			0
Balance	8		8
Preferred C Shares Par Value [Member]
Noncontrolling Interest [Line Items]
Balance			30
Stock-based compensation			0
Warrant expiration			0
Preferred dividends			0
Net loss			0
Balance	30		30
Warrants [Member]
Noncontrolling Interest [Line Items]
Balance			252
Stock-based compensation			0
Warrant expiration			(252)
Preferred dividends			0
Net loss			0
Balance	0		0
Common Stock [Member]
Noncontrolling Interest [Line Items]
Balance			29
Stock-based compensation			0
Warrant expiration			0
Preferred dividends			0
Net loss			0
Balance	29		29
Additional Paid-In Capital [Member]
Noncontrolling Interest [Line Items]
Balance			134,994
Stock-based compensation			23
Warrant expiration			252
Preferred dividends			0
Net loss			0
Balance	135,269		135,269
Distributions In Excess Of Retained Earnings[Member]
Noncontrolling Interest [Line Items]
Balance			(98,777)
Stock-based compensation			0
Warrant expiration			0
Preferred dividends			(1,674)
Net loss			(1,684)
Balance	(102,135)		(102,135)
Total Shareholder Equity [Member]
Noncontrolling Interest [Line Items]
Balance			36,536
Stock-based compensation			23
Warrant expiration			0
Preferred dividends			(1,674)
Net loss			(1,684)
Balance	33,201		33,201
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Balance			115
Stock-based compensation			0
Warrant expiration			0
Preferred dividends			0
Net loss			(3)
Balance	$ 112		$ 112

Series B Redeemable Preferred Stock (Details) (Redeemable Preferred Stock Series B [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Redeemable Preferred Stock Series B [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding	332,500	332,500
Annual dividend rate	10.00%	10.00%
Preferred stock, shares sold date	June 3, 2008
Preferred stock, sales price per share	$ 25
Preferred stock, fixed annual amount of dividend per share	$ 2.5
Preferred stock, liquidation preference per share	$ 25
Preferred stock, redemption price	$ 25

Series A Preferred Stock (Details) (Preferred Stock Series A [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 30, 2005
Preferred Stock Series A [Member]
Class of Stock [Line Items]
Preferred stock, shares sold				1,521,258
Annual dividend rate	8.00%	8.00%
Preferred stock, shares outstanding	803,270	803,270	803,270
Preferred stock, liquidation preference per share	$ 10
Preferred stock, fixed annual amount of dividend per share	$ 0.8
Preferred stock, redemption price	$ 10

Series C Convertible Preferred Stock (Details) (USD $)	1 Months Ended	6 Months Ended
	Jan. 31, 2012	Jun. 30, 2013 item	Feb. 29, 2012 item
Class of Stock [Line Items]
Common stock purchase price using warrants		9.6
Number of designated board of directors		2
Percentage of common stock sold shares of outstanding shares		20.00%
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock shares issuable upon conversion	30,000,000
Preferred stock, shares issued and sold	3,000,000
Shares of common stock to purchase by warrants	30,000,000
Number of closing sale of preferred stock			2
Common stock purchase price using warrants			1.2
Preferred stock, fixed annual amount of dividend per share		$ 0.625
Preferred stock, liquidation preference per share		$ 10
Convertible preferred stock conversion price per share		$ 8
Percentage of voting stock		34.00%
Number of votes per share		0.78625
Minimum [Member] | Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Transaction amount of equity securities by investors		$ 120,000
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares of common stock to purchase by warrants		3,750,000
Common stock purchase price using warrants		9.6

Equity Distribution Agreements (Details) (JMP Securities LLC [Member])	Jun. 30, 2013
JMP Securities LLC [Member]
Equity Distribution Agreements [Line Items]
Equity distribution agreement, shares, maximum number authorized to issue	250,000

Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Aug. 02, 2013 property room	May 15, 2013 room property	May 02, 2013 property room
Commitments And Contingencies [Abstract]
Number of hotels acquired	2	2	4
Number of rooms	203	163	378
Contractual purchase price	$ 21.25	$ 18.5	$ 42.3
Mortgage loans assumed	4.9	13.2
Expected closing costs and fees	0.9	1.2	1.3
Deposit made on purchase price	$ 0.1	$ 0.25	$ 0.5

Subsequent Events (Narrative) (Details) (USD $)	Jul. 29, 2013 Subsequent Event [Member]	Jul. 10, 2013 Masters Inn In Tampa, Florida [Member] room	Jul. 18, 2013 Quality Inn, Minocqua, Wisconsin [Member] room	Jun. 30, 2013 GE Franchise Finance Commercial LLC [Member]	Jun. 30, 2013 GE Franchise Finance Commercial LLC [Member]	Jun. 30, 2013 GE Franchise Finance Commercial LLC [Member] Subsequent Event [Member]	May 31, 2013 Maximum [Member]	May 31, 2013 Minimum [Member]
Subsequent Event [Line Items]
Number of hotel rooms		117	51
Proceeds from sale of property held for sale		$ 800,000	$ 1,300,000
Required minimum after dividend fixed charge coverage ratio				95.00%
After dividend fixed charge coverage ratio				88.00%
Payment for waver for covenant non compliance					$ 107,500
Before dividend fixed charge coverage ratio					105.00%	120.00%
Number of shares of reverse split to combine into one share	8						8	4

Subsequent Events (Earnings Per Share, Pro Forma) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Subsequent Events [Abstract]
Continuing operations - Basic	$ 0.43	$ (0.74)	$ (0.96)	$ (1.84)
Total - Basic EPS	$ 0.53	$ 0.55	$ (1.16)	$ (1.05)
Continuing operations - Diluted	$ (0.06)	$ (0.74)	$ (0.96)	$ (1.84)
Total - Diluted EPS	$ (0.02)	$ 0.55	$ (1.16)	$ (1.05)
Weighted average number of shares outstanding for:
Calculation of earnings per share - basic	2,889,147	2,884,356	2,888,386	2,884,080
Calculation of earnings per share - diluted	6,639,350	2,884,356	2,888,386	2,884,080